Non-Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Non-Operating Expenses [Abstract]
Schedule of Nonoperating Expense

Non-operating expenses consisted of the following:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Foreign exchange losses	3,983	1,574
Losses from the remeasurement of crypto assets	326	-
Loss on remeasurement of previously held equity interest	320	-
Derecognition of WECAN tokens upon consolidation of Wecan	239	-
Unrealized loss on Investment	91	-
Financial charges	278	232
Interest expense	10	12
Other components of defined benefit plans, net	(10)	(2)
Other	24	30
Total non-operating expenses	5,261	1,846